OPERATING SEGMENTS INFORMATION - Geographic Information (Details) - TWD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Noncurrent Assets	$ 3,876,339.8	$ 3,383,106.4
Taiwan
Disclosure of geographical areas [line items]
Noncurrent Assets	3,102,343.0	2,613,112.2
United States
Disclosure of geographical areas [line items]
Noncurrent Assets	540,057.4	541,836.3
Japan
Disclosure of geographical areas [line items]
Noncurrent Assets	117,403.2	126,600.6
China
Disclosure of geographical areas [line items]
Noncurrent Assets	65,019.9	82,405.8
Europe, the Middle East and Africa
Disclosure of geographical areas [line items]
Noncurrent Assets	51,515.1	19,150.1
Others
Disclosure of geographical areas [line items]
Noncurrent Assets	$ 1.2	$ 1.4